Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Joint Venture [Abstarct]
Schedule of Company’s Joint Venture	The details of the Company’s joint venture are shown below:
			Participation in investments - %
			2023	2022
Investment type	Company	Country	Direct participation
Joint venture	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

Schedule of Financial Information of Joint Venture
	As of December 31,
	2023	2022
Current assets	1	1
Non-current assets	581	519
Shareholders’ equity	582	520
Net income for the year	102	86

Schedule of Breakdown
Amount
As of December 31, 2020	769
Share of profit of associates	47
Dividends received	(11)
Dividends receivable	(16)
As of December 31, 2021	789

Share of profit of associates	44
As of December 31, 2022	833

Share of profit of associates	51
Dividends received	(20)
As of December 31, 2023	864